MAINTENANCE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2016
MAINTENANCE RIGHTS [Abstract]
Changes in Maintenance Rights, Net
Changes in maintenance right assets, net of maintenance right liabilities, during the years ended December 31, 2016 and 2015 were as follows (dollars in thousands):

	December 31, 2016	December 31, 2015
Maintenance rights, net beginning balance	$94,493	$144,920
Acquisitions	28,412	8,606
Capitalized to aircraft improvements	(5,245)	(6,591)
Maintenance rights written off against end of lease income	—	(5,781)
Cash receipts in settlement of maintenance rights	(9,513)	(5,253)
Maintenance rights associated with aircraft sold	(6,178)	(41,408)
Maintenance rights, net at end of period	$101,969	$94,493